EMPLOYEE SEVERANCE BENEFITS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses	$ 445	$ 461	$ 445
Contribution in connection with expected severance liabilities	404	$ 405	$ 389
Insurance Companies [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution in connection with expected severance liabilities	$ 401